UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q
                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                  Investment Company Act File Number: 811-8576



                 American High-Income Municipal Bond Fund, Inc.
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                     Date of fiscal year end: July 31, 2005

                   Date of reporting period: October 31, 2004





                                Julie F. Williams
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                                 Michael Glazer
                      Paul, Hastings, Janofsky & Walker LLP
                             500 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[logo - American Funds (r)]

AMERICAN HIGH-INCOME MUNICIPAL BOND

INVESTMENT PORTFOLIO
October 31, 2004                                                     unaudited

                                                                                        Principal amount     Market value
BONDS AND NOTES -- 91.83%                                                                          (000)            (000)

ALABAMA -- 0.62%
21st Century Auth., Tobacco Settlement Asset-backed Rev. Bonds, Series 2001,
     5.25% 2009                                                                                   $2,215         $  2,302
Industrial Dev. Board of the Town of Courtland, Industrial Dev. Rev. Ref. Bonds
     (International Paper Co. Projects), Series 2003-A, 5.00% 2013                                 1,500            1,593
Industrial Dev. Board of the Town of Courtland, Solid Waste Disposal Rev. Ref.
     Bonds (International Paper Co. Projects), Series 2004-A, 4.75% 2017                           2,000            2,028
Special Care Fac. Fncg. Auth. of the City of Huntsville -- Carlton Cove,
     Retirement Fac. Rev. Bonds (Carlton Cove, Inc. Project), Series 2001,
     8.125% 2031                                                                                   4,750            2,871
                                                                                                                    8,794

ALASKA -- 0.92%
Industrial Dev. and Export Auth., Revolving Fund Ref. Bonds, Series 2002-A,
     AMT, MBIA insured, 5.50% 2010                                                                 1,775            1,968
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2000, 5.60% 2010                                                                       1,000            1,023
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2000, 6.20% 2022                                                                       1,465            1,465
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2001, 5.375% 2021                                                                      7,625            6,960
Student Loan Corp., Educational Loan Rev. Bonds, Series 2004-A-3, AMT, 5.25%
     2012                                                                                          1,420            1,549
                                                                                                                   12,965

ARIZONA -- 0.54%
Transportation Excise Tax Rev. Bonds (Maricopa County Regional Area Road Fund),
     Series 2002, 3.00% 2005                                                                       2,000            2,026
Industrial Dev. Auth. of the County of Navajo, Industrial Dev. Rev. Bonds
     (Stone Container Corp. Project), Series 1997, AMT, 7.20% 2027                                 3,600            3,781
Student Loan Acquisition Auth., Student Loan Rev. Ref. Bonds, Series 1999-A1,
     AMT, 5.45% 2011                                                                               1,675            1,839
                                                                                                                    7,646

CALIFORNIA -- 10.33%
City of Antioch, Public Fncg. Auth., 1998 Reassessment Rev. Bonds, Subordinated
     Series B, 5.80% 2011                                                                          1,360            1,479
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev.
     Bonds (San Diego Hospital Association), Series 2001-A, 6.125% 2020                            3,000            3,235
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev.
     Bonds (San Diego Hospital Association), Series 2003-C, 5.375% 2021                            1,500            1,547
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref.
     Cert. of Part. (American Baptist Homes Foundation), Series 1998-A,
     6.10% 2017                                                                                    1,650            1,679
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref.
     Cert. of Part. (Episcopal Homes Foundation), Series 1998, 5.125% 2013                         3,500            3,637
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref.
     Cert. of Part. (Episcopal Homes Foundation), Series 1998, 5.125% 2018                         1,000            1,017
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern
     California Presbyterian Homes Obligated Group (Redwood Senior Homes and
     Services), Rev. Bonds, Series 2002, 6.125% 2032                                               1,000            1,048
Capistrano Unified School Dist., Community Facs. Dist. No. 90-2 (Talega),
     Improvement Area No. 2002-1, Special Tax Bonds, Series 2003, 6.00% 2033                       2,410            2,480
City of Chino Hills, Community Facs. Dist. No. 10 (Fairfield Ranch), Special
     Tax Bonds, 6.95% 2030                                                                         1,000            1,075
City of Chula Vista, Community Facs. Dist. No. 97-3 (Otay Ranch McMillin Spa
     One), Special Tax Bonds, Series 1999, 6.05% 2029                                              1,415            1,452
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.),
     Special Tax Bonds, Series 1999, 6.125% 2016                                                     990            1,050
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds, Series 1999,
     7.00% 2024                                                                                    3,000            3,242
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax
     Bonds, Series 1999, 6.50% 2015                                                                1,000            1,080
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax
     Bonds, Series 1999, 6.625% 2030                                                               1,000            1,055
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special
     Tax Bonds, Series 2004, 6.00% 2034                                                            2,000            2,033
Various Purpose G.O. Bonds 5.25% 2018                                                              2,000            2,203
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed
     Bonds, Series 2003-A1, 6.25% 2033                                                             2,500            2,389
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-H,
     4.45% 2026 (put 2011)                                                                         2,000            2,073
City of Irvine, Assessment Dist. No. 03-19, Limited Obligation Improvement
     Bonds, Group Two, 5.00% 2017                                                                  1,000            1,014
Joint Powers Health Fncg. Auth., Cert. of Part. (Community Hospitals of Central
     California Project), Series 2001, 5.00% 2012                                                  1,320            1,383
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax
     Bonds, Series 2003, 6.00% 2033                                                                1,000            1,034
City of Lincoln, Community Facs. Dist. No. 2003-1 (Lincoln Crossing Project),
     Special Tax Bonds, Series 2003-A, 6.125% 2033                                                 5,000            5,067
City of Lincoln, Community Facs. Dist. No. 2003-1 (Lincoln Crossing Project),
     Special Tax Bonds, Series 2004, 6.00% 2034                                                    2,250            2,308
Long Beach Aquarium of the Pacific, Rev. Bonds (Aquarium of the Pacific
     Project), Series 1995-A, 6.10% 2010 (preref. 2005)                                            1,000            1,047
Long Beach Aquarium of the Pacific, Rev. Bonds (Aquarium of the Pacific
     Project), Series 1995-A, 6.125% 2015 (preref. 2005)                                           2,500            2,618
Long Beach Aquarium of the Pacific, Rev. Bonds (Aquarium of the Pacific
     Project), Series 1995-A, 6.125% 2023 (preref. 2005)                                           1,500            1,571
Long Beach Aquarium of the Pacific, Rev. Bonds (Aquarium of the Pacific
     Project), Series 1995-A, MBIA insured, 6.125% 2015 (preref. 2005)                             1,000            1,047
Long Beach Aquarium of the Pacific, Rev. Bonds (Aquarium of the Pacific
     Project), Series 1995-A, MBIA insured, 6.125% 2023 (preref. 2005)                             2,500            2,618
City of Los Angeles, Multi-family Housing Rev. Bonds (GNMA Collateralized -
     Ridgecroft Apartments Project), Series 1997-E, AMT, 6.00% 2017                                  500              525
Community Facs. Dist. No. 2001-1 of the County of Orange (Ladera Ranch),
     Special Tax Bonds, Series 2002-A, 6.00% 2025                                                  1,000            1,058
Community Facs. Dist. No. 2002-1 of the County of Orange (Ladera Ranch),
     Special Tax Bonds, Series 2003-A, 5.00% 2017                                                  1,000            1,035
Community Facs. Dist. No. 2002-1 of the County of Orange (Ladera Ranch),
     Special Tax Bonds, Series 2003-A, 5.55% 2033                                                  1,500            1,536
Pollution Control Fncg. Auth., Ref. Rev. Bonds (Pacific Gas and Electric Co.),
     Series 1996-A, MBIA insured, 5.35% 2016                                                       2,000            2,176
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Browning-Ferris
     Industries of California, Inc. Project), BFI Corp., Guarantee, Series
     1996-A, AMT, 5.80% 2016                                                                       3,000            2,847
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (USA Waste
     Services, Inc. Project), Series 1998-A, AMT, 5.10% 2018 (put 2008)                            4,000            4,230
Pollution Control Fncg. Auth., Variable Rate Demand Solid Waste Disposal Rev.
     Bonds (Waste Management, Inc. Project), Series 2003-A, AMT, 5.00% 2038
     (put 2013)                                                                                    2,000            2,096
City of Poway, Community Facs. Dist. No. 88-1 (Parkway Business Centre),
     Special Tax Ref. Bonds, Series 1998, 6.75% 2015                                               2,800            3,145
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Kern
     County at Delano II), Series 2003-C, 5.50% 2015                                               3,225            3,647
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Kern
     County at Delano II), Series 2003-C, 5.50% 2017                                               5,000            5,609
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Kern
     County at Delano II), Series 2003-C, 5.50% 2018                                               1,000            1,117
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, State
     Prison-Lassen County, Susanville), Series 2004-E, 3.00% 2006                                  2,000            2,028
Public Works Board, Lease Rev. Bonds (Dept. of Mental Health-Coalinga State
     Hospital), Series 2004-A, 5.00% 2011                                                          1,000            1,099
Public Works Board, Lease Rev. Bonds (Dept. of Mental Health-Coalinga State
     Hospital), Series 2004-A, 5.25% 2012                                                          1,855            2,076
Rural Home Mortgage Fin. Auth., Single-family Mortgage Rev. Bonds
     (Mortgage-backed Securities Program), Series 1995-B, AMT, 7.75% 2026                             15               15
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist.
     No. 1, Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch),
     6.125% 2014                                                                                     250              266
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist.
     No. 1, Improvement Area No. 2, Special Tax Ref. Bonds (Elliott Ranch),
     6.30% 2021                                                                                      500              524
City of Sacramento, North Natomas Community Facs. Dist. No. 4, Special Tax
     Bonds, Series 2003C, 6.00% 2028                                                               1,500            1,559
City of Sacramento, North Natomas Community Facs. Dist. No. 4, Special Tax
     Bonds, Series 2003C, 6.00% 2033                                                               2,000            2,071
San Bernardino Joint Powers Fncg. Auth., 2002 Tax Allocation Ref. Bonds
     (Secured by a Junior Lien on Certain Tax Increment Revenues Pledged Under
     Senior Loan Agreements), 6.625% 2026                                                          1,000            1,043
County of San Diego, Reassessment Dist. No. 97-1 (4-S Ranch), Limited
     Obligation Improvement Bonds, 6.00% 2009                                                        995            1,033
County of San Diego, Reassessment Dist. No. 97-1 (4-S Ranch), Limited
     Obligation Improvement Bonds, 6.25% 2012                                                        995            1,032
San Diego Unified Port Dist., Rev. Bonds, Series A, AMT, MBIA insured,
     5.00% 2012                                                                                    1,490            1,625
San Diego Unified Port Dist., Rev. Bonds, Series A, AMT, MBIA insured,
     5.00% 2014                                                                                    1,650            1,798
City of San Jose Fin. Auth., Lease Rev. Bonds (Civic Center Project), Series
     2002-D, AMBAC insured, 5.00% 2039 (put 2006)                                                  5,000            5,244
Community Facs. Dist. No. 99-1 (Talega) of the Santa Margarita Water Dist.,
     Special Tax Bonds, Series 1999, 6.10% 2014                                                    2,390            2,570
Community Facs. Dist. No. 2002-1 of the Saugus Union School Dist., Series 2003,
     Special Tax Bonds, 6.00% 2033                                                                 1,000            1,015
South Tahoe Joint Powers Fncg. Auth., Rev. Ref. Bonds (South Tahoe Redev.
     Project Area No. 1), Series 1995-B, 6.25% 2020                                                1,000            1,051
South Tahoe Joint Powers Fncg. Auth., Subordinate Bond Anticipation Notes
     (South Tahoe Redevelopment Project Area No. 1), Series 2003-B, 5.125% 2009                    1,000            1,039
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine
     Apartment Communities, LP), Series 1998-A1, AMT, 5.05% 2025 (put 2008)                        7,000            7,386
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine
     Apartment Communities, LP), Series 1998-A3, 5.10% 2025 (put 2010)                             5,000            5,313
Statewide Communities Dev. Auth. (Kaiser Permanente Rev. Bonds), Series 2004-I,
     3.45% 2035 (put 2011)                                                                         4,600            4,559
City of Temecula, Public Fncg. Auth., Special Tax Bonds, Community Facs. Dist.
     No. 03-03 (Wolf Creek), Series 2003, 5.80% 2026                                               1,000            1,015
City of Temecula, Public Fncg. Auth., Special Tax Bonds, Community Facs. Dist.
     No. 03-03 (Wolf Creek), Series 2003, 5.90% 2034                                               2,500            2,538
Community Facs. Dist. No. 88-12 of the City of Temecula (Ynez Corridor),
     Special Tax Ref. Bonds, Series 1998-A, 5.35% 2009                                               940            1,004
Tobacco Securitization Auth. of Northern California, Tobacco Settlement
     Asset-backed Bonds, Series 2001-B (Sacramento County Tobacco
     Securitization Corp.), 5.00% 2028                                                               500              442
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 6.00% 2014                       3,000            3,529
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 6.00% 2015                       1,500            1,756
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.875% 2016                      1,500            1,720
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.75% 2017                       2,500            2,839
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.375% 2022                      2,000            2,162
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, AMBAC
     insured, 5.50% 2016                                                                           1,000            1,142
City of West Sacramento, Community Facs. Dist. No. 16 (Bridgeway Lakes),
     Special Tax Bonds, 6.00% 2033                                                                 1,000            1,026
                                                                                                                  146,021

COLORADO -- 3.63%
Arapahoe County, Capital Improvement Trust Fund Highway Rev. Bonds (E-470
     Project), Senior Capital Appreciation Bonds, Series 2000-B, 0% 2034                           7,500              843
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2002-E, AMT,
     FGIC insured, 5.00% 2011                                                                      1,000            1,085
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2002-E, AMT,
     FGIC insured, 5.00% 2012                                                                      1,500            1,626
Eagle County, Bachelor Gulch Metropolitan Dist., G.O. Bonds, Series 1999,
     6.70% 2019                                                                                    3,500            3,755
EagleBend Affordable Housing Corp., Multi-family Housing Project Rev. Ref.
     Bonds, Series 1997-A, 6.20% 2012                                                              1,000            1,011
EagleBend Affordable Housing Corp., Multi-family Housing Project Rev. Ref.
     Bonds, Series 1997-A, 6.45% 2021                                                              2,000            1,985
EagleBend Dowd Affordable Housing Corp., Multi-family Housing Project Rev.
     Bonds, Series 1998-A, 6.53% 2024 (preref. 2005)                                               1,665            1,727
EagleBend Dowd Affordable Housing Corp., Multi-family Housing Project Rev.
     Bonds, Series 1998-A, 6.53% 2029 (preref. 2005)                                               1,320            1,369
EagleBend Dowd Affordable Housing Corp., Multi-family Housing Project Rev.
     Bonds, Series 1998-A, 6.63% 2039 (preref. 2005)                                               2,950            3,061
Health Facs. Auth., Health Facs. Rev. Bonds (The Evangelical Lutheran Good
     Samaritan Society Project), Series 2000, 6.60% 2016                                           1,000            1,132
Health Facs. Auth., Health Facs. Rev. Bonds (The Evangelical Lutheran Good
     Samaritan Society Project), Series 2002, 5.90% 2027                                           1,830            1,926
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 1998-A,
     5.375% 2010                                                                                   1,000            1,088
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2001,
     5.25% 2021                                                                                    2,095            2,209
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2002-A,
     5.00% 2008                                                                                    1,880            2,025
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series
     2002-B, 6.125% 2033                                                                           1,000            1,047
Housing and Fin. Auth., Single-family Program Senior Bonds, Series 1995-B1,
     AMT, 7.90% 2025                                                                                  15               15
Housing and Fin. Auth., Single-family Program Senior Bonds, Series 1997-B2,
     AMT, 7.00% 2026                                                                                 135              138
City of Lakewood, The Plaza Metropolitan Dist. No. 1, Public Improvement
     Fee/Tax Increment Supported Rev. Bonds, Series 2003, 8.00% 2025                               8,500            8,915
Lincoln Park Metropolitan Dist. (Douglas County), G.O. Limited Tax Ref. and
     Improvement Bonds, Series 2001, 7.75% 2026                                                    3,000            3,134
North Range Metropolitan Dist. No. 1 (City of Commerce City), Adams County,
     Limited Tax G.O. Bonds, Series 2001, 7.25% 2031                                               1,000            1,011
Rampart Range Metropolitan Dist. No. 1 (City of Lone Tree), Rev. Bonds (Rampart
     Range Metropolitan Dist. No. 2 Project), Series 2001, 7.75% 2026                              7,660            7,983
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Bonds, Series
     2001, 7.50% 2031                                                                              4,110            4,234
                                                                                                                   51,319

CONNECTICUT -- 1.69%
Dev. Auth., Pollution Control Rev. Ref. Bonds (The Connecticut Light and Power
     Co. Project), Series 1993-A, 5.85% 2028                                                       1,375            1,452
Dev. Auth., Pollution Control Rev. Ref. Bonds (The Connecticut Light and Power
     Co. Project), Series 1993-B, AMT, 5.95% 2028                                                  1,500            1,579
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1996-A, 6.40%
     2011(1)                                                                                       6,590            7,049
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1997-B, 5.60%
     2009(1)                                                                                       1,000            1,088
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1997-B,
     5.75% 2018(1)                                                                                 3,000            3,159
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1996-A, 6.40%
     2011 (preref. 2007)(1)                                                                        3,470            3,863
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public
     Improvement Bonds, Series 2001, 6.00% 2016                                                    1,200            1,312
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public
     Improvement Bonds, Series 2001, 6.25% 2021                                                    2,000            2,183
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public
     Improvement Bonds, Series 2001, 6.25% 2031                                                    2,000            2,126
                                                                                                                   23,811

DISTRICT OF COLUMBIA -- 0.34%
MedStar Health, Inc. Issue, Multimodal Rev. Bonds (Georgetown University
     Hospital and Washington Hospital Center Projects), Series 2001-B, 6.625%
     2031 (preref. 2005)                                                                           1,000            1,014
MedStar Health, Inc. Issue, Multimodal Rev. Bonds (Georgetown University
     Hospital and Washington Hospital Center Projects), Series 2001-C, 6.80%
     2031 (preref. 2006)                                                                           1,500            1,594
MedStar Health, Inc. Issue, Multimodal Rev. Bonds (Georgetown University
     Hospital and Washington Hospital Center Projects), Series 2001-D, 6.875%
     2031 (preref. 2007)                                                                           2,000            2,212
                                                                                                                    4,820

FLORIDA -- 11.54%
Arbor Greene Community Dev. Dist. (City of Tampa, Hillsborough County), Special
     Assessment Rev. Bonds, Series 2000, 6.50% 2007                                                   55               56
Beacon Tradeport Community Dev. Dist. (Miami-Dade County), Special Assessment
     Bonds (Industrial Project), Series 2002-B, 7.00% 2014                                           745              780
Beacon Tradeport Community Dev. Dist. (Miami-Dade County), Special Assessment
     Bonds (Industrial Project), Series 2002-B, 7.25% 2033                                         2,205            2,346
Capital Projects Fin. Auth., Continuing Care Retirement Community Rev. Bonds
     (Capital Projects Loan Program -- The Glenridge on Palmer Ranch Project),
     Series 2002-A, 8.00% 2032                                                                     5,400            5,653
Capital Projects Fin. Auth., Continuing Care Retirement Community Rev. Bonds
     (Capital Projects Loan Program -- The Glenridge on Palmer Ranch Project),
     Series 2002-B, 7.625% 2032 (put 2009)                                                         2,500            2,523
Championsgate Community Dev. Dist., Capital Improvement Rev. Bonds, Series
     1998-A, 6.25% 2020                                                                            3,910            3,932
Concorde Estates Community Dev. Dist. (Osceola County), Capital Improvement Rev.
     Bonds, Series 2004-B, 5.00% 2011                                                              1,000         1,002
The Crossings at Fleming Island Community Dev. Dist. (Clay County), Special
     Assessment Ref. Bonds, Series 1995, 8.25% 2016 (preref. 2005)                                 4,100            4,314
The Crossings at Fleming Island Community Dev. Dist. (Clay County), Special
     Assessment Ref. Bonds, Series 2000-C, 7.10% 2030                                              7,355            7,888
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group),
     Series 2003-A, 5.25% 2012                                                                     1,000            1,114
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group),
     Series 2003-A, 5.25% 2013                                                                     2,000            2,234
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group),
     Series 2003-A, 5.25% 2014                                                                     1,000            1,119
Fishhawk Community Dev. Dist. II, Special Assessment Rev. Bonds, Series 2003-B,
     5.00% 2007                                                                                    1,635            1,652
Fishhawk Community Dev. Dist. II, Special Assessment Rev. Bonds, Series 2004-B,
     5.125% 2009                                                                                   1,000            1,017
Fleming Island Plantation Community Dev. Dist. (Clay County), Series 2000-B
     (Long Term), 7.375% 2031                                                                        985            1,059
Gateway Services Community Dev. Dist., Special Assessment Bonds (Sun City
     Center Fort Myers Project), Series 2003-B, 5.50% 2010                                         1,485            1,507
Grand Haven Community Dev. Dist. (City of Palm Coast, Flagler County), Special
     Assessment Bonds, Series 2003, 5.20% 2007                                                       535              538
Grand Haven Community Dev. Dist. (City of Palm Coast, Flagler County), Special
     Assessment Bonds, Series 2004-B, 5.00% 2009                                                   2,300            2,300
Greyhawk Landing, Community Dev. Dist. (Manatee County), Special Assessment Rev.
     Bonds, Series 2002-A, 7.00% 2033                                                                990            1,056
Greyhawk Landing, Community Dev. Dist. (Manatee County), Special Assessment Rev.
     Bonds, Series 2002-B, 6.25% 2009                                                                700              714
The Groves Community Dev. Dist. (Pasco County), Special Assessment Rev. Bonds,
     Series 2000-B, 7.625% 2008                                                                    2,105            2,024
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev.
     Bonds, Series 2001-B, 6.35% 2010                                                              3,475            3,539
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev.
     Bonds, Series 2002, 6.75% 2034                                                                4,500            4,828
Heritage Harbour South Community Dev. Dist. (Manatee County), Capital
     Improvement Rev. Bonds, Series 2002-B, 5.40% 2008                                             2,805            2,836
Heritage Isles Community Dev. Dist. (Hillsborough County), Special Assessment
     Rev. Bonds, Series 1998-A, 5.75% 2005                                                           495              495
Heritage Isles Community Dev. Dist., Special Assessment Rev. Bonds, 5.90% 2006                       350              351
Heritage Palms Community Dev. Dist. (Fort Myers), Capital Improvement Rev.
     Bonds, Series 1999, 6.25% 2004                                                                  580              581
Heritage Pines Community Dev. Dist. (Pasco County), Capital Improvement Rev.
     Bonds, Series 1998-B, 5.50% 2005                                                                225              225
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health
     System/Sunbelt Obligated Group), Series 2002-B, 5.00% 2011                                    2,000            2,169
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health
     System/Sunbelt Obligated Group), Series 2002-B, 5.00% 2012                                    1,365            1,475
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health
     System/Sunbelt Obligated Group), Series 2002-B, 5.00% 2013                                    3,535            3,774
Hillsborough County, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa
     General Hospital Project), Series 2003-A, 5.00% 2012                                          1,000            1,075
Hillsborough County, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa
     General Hospital Project), Series 2003-A, 5.00% 2013                                          1,500            1,603
Hillsborough County, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa
     General Hospital Project), Series 2003-A, 5.00% 2018                                          3,795            3,904
Jacksonville Electric Auth., Water and Sewer System Rev. Bonds, Series 2004-C,
     5.00% 2007                                                                                    2,000            2,155
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital
     Improvement Rev. Bonds, Series 2001-A, 7.40% 2032                                               940            1,009
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital
     Improvement Rev. Bonds, Series 2001-B, 6.40% 2011                                               645              656
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital
     Improvement Rev. Bonds, Series 2003-B, 5.40% 2008                                             1,820            1,835
Lake Powell Residential Golf Community Dev. Dist. (Bay County), Special
     Assessment Rev. Bonds, Series 2000-B, 7.00% 2010                                              3,850            3,910
Lakewood Ranch Community Dev. Dist. 5 (Manatee County), Special Assessment Rev.
     Bonds, Series 2003, 5.30% 2007                                                                2,000            2,018
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Cypress Cove at
     Healthpark Florida, Inc. Project), Series 1997-A, 6.25% 2017                                  2,500            2,542
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell
     Point/Alliance Obligated Group, Shell Point Village Project),
     Series 1999-A, 5.25% 2007                                                                     1,000            1,054
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell
     Point/Alliance Obligated Group, Shell Point Village Project),
     Series 1999-A, 5.50% 2009                                                                     1,800            1,938
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell
     Point/Alliance Obligated Group, Shell Point Village Project),
     Series 1999-A, 5.75% 2011                                                                       500              538
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell
     Point/Alliance Obligated Group, Shell Point Village Project),
     Series 1999-A, 5.75% 2013                                                                     1,410            1,493
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell
     Point/Alliance Obligated Group, Shell Point Village Project),
     Series 1999-A, 5.75% 2015                                                                       500              524
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell
     Point/Alliance Obligated Group, Shell Point Village Project),
     Series 1999-A, 5.50% 2021                                                                     3,800            3,854
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell
     Point/Alliance Obligated Group, Shell Point Village Project),
     Series 1999-A, 5.50% 2029                                                                     1,250            1,226
Lee County, Solid Waste System Rev. Ref. Bonds, Series 2001, AMT, MBIA insured,
     5.25% 2009                                                                                    1,500            1,651
Lee County, Solid Waste System Rev. Ref. Bonds, Series 2001, AMT, MBIA insured,
     5.625% 2013                                                                                   4,000            4,415
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment
     Bonds, Series 2000-A, 7.65% 2032                                                              2,970            3,253
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment
     Bonds, Series 2002, 6.625% 2032                                                               4,935            5,169
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev.
     Bonds, Series 2001-A, 6.85% 2033                                                              2,240            2,352
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev.
     Bonds, Series 2003-B, 5.25% 2007                                                                875              880
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev.
     Bonds, Series 2004-1, 4.80% 2009                                                              2,050            2,049
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev.
     Bonds, Series 2004-B, 5.00% 2009                                                              1,000            1,003
Meadow Pointe IV Community Dev. Dist. (Pasco County), Capital Improvement Rev.
     Bonds, Series 2004-A, 6.00% 2036                                                              2,000            2,013
Meadow Pointe IV Community Dev. Dist. (Pasco County), Capital Improvement Rev.
     Bonds, Series 2003-B, 5.125% 2007                                                             2,000            2,014
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation
     Rev. Ref. Bonds, Series 2003-D, AMT, MBIA insured, 5.25% 2014                                 1,000            1,103
Midtown Miami Community Dev. Dist. (Miami-Dade County), Special Assessment
     Bonds (Infrastructure Project), Series 2004-B, 6.50% 2037                                     2,000            2,093
North Springs Improvement Dist. (Broward County), Special Assessment Bonds
     (Heron Bay Project), Series 1997, 7.00% 2019                                                  2,580            2,692
North Springs Improvement Dist., Special Assessment Bonds, Parkland Isles
     Project, Series 1997-A, 7.00% 2019                                                            1,000            1,044
Northern Palm Beach County Improvement Dist., Water Control and Improvement
     Bonds, Unit of Dev. No. 9A, Series 1996-A, 6.80% 2006 (escrowed to
     maturity)                                                                                       370              391
Northern Palm Beach County Improvement Dist., Water Control and Improvement
     Bonds, Unit of Dev. No. 9A, Series 1996-A, 7.30% 2027 (preref. 2006)                          1,500            1,663
Northern Palm Beach County Improvement Dist., Water Control and Improvement
     Bonds, Unit of Dev. No. 9B, Series 1999, 5.85% 2013                                             770              816
City of Orlando, Special Assessment Rev. Bonds (Conroy Road Interchange
     Project), Series 1998-A, 5.80% 2026                                                           3,250            3,267
Palm Beach County, Health Facs. Auth. Retirement Community Rev. Bonds
     (Adult Communities Total Services, Inc. Obligated Group), Series 1996,
     5.625% 2020                                                                                   3,230            3,317
Pine Air Lakes Community Dev. Dist., Collier County, Special Assessment Rev.
     Bonds, Series 2002, 7.25% 2033                                                                2,500            2,627
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment
     Rev. Bonds, Series 2003-B, 6.375% 2013                                                        2,955            3,007
School Board of Miami-Dade County, Cert. of Part., Series 2003-B, MBIA insured,
     5.00% 2031 (put 2011)                                                                         1,000            1,097
South-Dade Venture Community Dev. Dist. (Homestead), Special Assessment Rev.
     Bonds, Series 2002, 6.90% 2033                                                                3,960            4,226
Stoneybrook West Community Dev. Dist. (City of Winter Garden, Orange County),
     Special Assessment Rev. Bonds, Series 2000-B, 6.45% 2010                                        450              459
Sumter Landing Community Dev. Dist. (Sumter County), Special Assessment Rev.
     Bonds, Series 2003, 6.875% 2023                                                               1,000            1,040
Sumter Landing Community Dev. Dist. (Sumter County), Special Assessment Rev.
     Bonds, Series 2003, 6.95% 2033                                                                1,000            1,038
University Place Community Dev. Dist. (Manatee County), Series 2001-B,
     6.10% 2007                                                                                    1,115            1,120
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev.
     Bonds, Series 2001-A, 6.95% 2033                                                              3,455           3,675
Urban Orlando Community Dev. Dist., Capital Improvement Rev. Bonds, Series
     2004, 6.00% 2020                                                                              1,000            1,021
Venetian Community Dev. Dist., Sarasota County, Capital Improvement Rev. Bonds,
     Series 2002-A, 6.75% 2034                                                                     1,000            1,053
Venetian Community Dev. Dist., Sarasota County, Capital Improvement Rev. Bonds,
     Series 2002-B, 5.95% 2012                                                                       800              813
Village Community Dev. Dist. No. 5 (Sumter County), Special Assessment Rev.
     Bonds, Series 2003-B, 5.00% 2008                                                              3,910            3,933
Waterlefe Community Dev. Dist. (Manatee County), Capital Improvement Rev.
     Bonds, Series 2001-B, 6.25% 2010                                                                360              364
                                                                                                                  163,093

GEORGIA -- 1.14%
City of Atlanta, Tax Allocation Bonds (Atlantic Station Project), Series 2001,
     7.75% 2014                                                                                    1,000            1,093
City of Atlanta, Tax Allocation Bonds (Atlantic Station Project), Series 2001,
     7.90% 2024                                                                                    5,000            5,431
Dev. Auth. of Floyd County, Environmental Improvement Rev. Bonds (Georgia Kraft
     Co. Project), Series 1985, 5.70% 2015                                                         1,000            1,067
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds (Georgia
     College & State University Foundation Property III, LLC Student Housing
     System Project), Series 2004, 6.00% 2012                                                      1,790            2,011
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds (Georgia
     College & State University Foundation Property III, LLC Student Housing
     System Project), Series 2004, 5.00% 2015                                                      1,000            1,048
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds (Georgia
     College & State University Foundation Property III, LLC Student Housing
     System Project), Series 2004, 5.25% 2019                                                      2,750            2,903
G.O. Bonds, Series 2002-B, 4.50% 2005                                                              2,500            2,535
                                                                                                                   16,088

IDAHO -- 1.43%
Housing and Fin. Association, Single-family Mortgage Bonds, Series 1998-B2,
     AMT, 5.20% 2011                                                                                 505              515
Housing and Fin. Association, Single-family Mortgage Bonds, Series 1999-B-2,
     AMT, 5.00% 2013                                                                                 630              651
Housing and Fin. Association, Single-family Mortgage Bonds, Series 1999-D-3,
     AMT, 5.15% 2013                                                                                 665              683
Housing and Fin. Association, Single-family Mortgage Bonds, Series 1999-G,
     AMT, 5.75% 2014                                                                                 380              399
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2001-B-III,
     AMT, 5.75% 2020                                                                               2,515            2,664
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2001-E,
     Class III, AMT, 5.40% 2021                                                                    1,810            1,883
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2001-F,
     Class III, AMT, 5.30% 2021                                                                    1,770            1,830
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2002-C,
     Class III, AMT, 5.50% 2021                                                                    1,580            1,669
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2002-E,
     Class III, AMT, 5.30% 2022                                                                    1,285            1,341
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2003-B,
     Class III, AMT, 5.10% 2023                                                                    1,095            1,122
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2003-C,
     Class III, AMT, 4.50% 2023                                                                    1,000              982
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2003-E,
     Class III, AMT, 5.15% 2023                                                                    1,575            1,633
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2004-A,
     Class III, AMT, 4.75% 2024                                                                    1,385            1,390
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2004-B,
     Class III, AMT, 5.40% 2024                                                                    2,240            2,333
Housing and Fin. Association, Single-family Mortgage Subordinate Bonds, Series
     1997-H2, AMT, 5.40% 2010                                                                        680              683
Housing and Fin. Association, Single-family Mortgage Subordinate Bonds, Series
     1997-I2, AMT, 5.55% 2010                                                                        415              433
                                                                                                                   20,211

ILLINOIS -- 5.93%
Build Illinois Bonds (Sales Tax Rev. Bonds), Illinois FIRST, Series of
     September 2001, 5.375% 2016                                                                   1,500            1,669
City of Chicago, G.O. Bonds (Emergency Telephone System), Ref. Series 1999,
     FGIC insured, 5.25% 2020                                                                      1,000            1,140
City of Chicago, Midway Airport Rev. Bonds, Series 2001-A, FSA insured, AMT,
     5.50% 2015                                                                                    2,000            2,188
City of Chicago, O'Hare International Airport, Passenger Fac. Charge Rev.
     Bonds, Series 1996-A, AMBAC insured, 5.60% 2010                                               1,000            1,057
City of Chicago, O'Hare International Airport, Second Lien Passenger Fac.
     Charge Rev. Bonds, Series 2001-C, AMBAC insured, AMT, 5.50% 2015                              4,030            4,410
City of Chicago, O'Hare International Airport, Second Lien Passenger Fac.
     Charge Rev. Bonds, Series 2001-E, AMT, AMBAC insured, 5.50% 2016                              2,340            2,558
City of Chicago, O'Hare International Airport, Special Facs. Rev. Ref. Bonds
     (United Air Lines, Inc. Project), Series 1999-B, AMT, 5.20% 2011(2)                           2,500              375
City of Chicago, Special Assessment Improvement Bonds (Lakeshore East Project),
     Series 2002, 6.75% 2032                                                                       2,000            2,078
Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc.
     Project), Series 1997, AMT, 5.05% 2010                                                        3,035           3,200
Educational Facs. Auth., Adjustable Medium Term Rev. Bonds, Field Museum of
     Natural History, Series 2002, 4.45% 2036 (put 2014)                                           1,790            1,834
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement
     Fund, Inc. (University Center Project), Series 2002, 6.625% 2017                              2,500            2,766
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement
     Fund, Inc. (University Center Project), Series 2002, 6.00% 2022                               1,000            1,048
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement
     Fund, Inc. (University Center Project), Series 2002, 6.25% 2030                               6,000            6,288
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement
     Fund, Inc. (University Center Project), Series 2002, 6.25% 2034                               2,500            2,571
Fin. Auth., Rev. Ref. Bonds (Fairview Obligated Group), Series 2004-A,
     5.75% 2014                                                                                      750              755
Fin. Auth., Rev. Ref. Bonds (Fairview Obligated Group), Series 2004-A,
     6.00% 2020                                                                                    1,000            1,007
G.O. Bonds, Series of September 2004, 5.00% 2007                                                   4,400            4,738
Health Facs. Auth., Rev. Bonds (Alexian Brothers Health System), Series 1999,
     FSA insured, 5.125% 2028                                                                      1,000            1,026
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998,
     5.50% 2008                                                                                    1,000            1,076
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998,
     5.25% 2014                                                                                    1,500            1,552
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998,
     5.25% 2018                                                                                      500              510
Health Facs. Auth., Rev. Bonds (Decatur Memorial Hospital), Series 2001,
     6.25% 2017                                                                                    5,000            5,620
Health Facs. Auth., Rev. Bonds (Edward Hospital Obligated Group), Series
     2001-A, FSA insured, 5.50% 2017                                                               1,500            1,640
Health Facs. Auth., Rev. Bonds (Friendship Village of Schaumburg), Series
     1997-A, 5.25% 2018                                                                            2,000            1,905
Health Facs. Auth., Rev. Bonds (Lutheran Senior Ministries Obligated Group --
     Lutheran Hillside Village Project), Series 2001-A, 7.375% 2031                                1,500            1,507
Health Facs. Auth., Rev. Bonds (OSF Healthcare System), Series 1999, 6.25% 2019                    1,500            1,614
Health Facs. Auth., Rev. Bonds (Riverside Health System), Series 2002,
     5.75% 2022                                                                                    3,000            3,153
Health Facs. Auth., Rev. Bonds (Villa St. Benedict Project), Series 2003-A-1,
     6.90% 2033                                                                                    5,700            5,749
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series
     1997-A, 5.70% 2011                                                                              500              537
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series
     1997-A, 5.80% 2016                                                                            2,000            2,122
Health Facs. Auth., Rev. Ref. Bonds (Edward Hospital Project), Series 1993-A,
     6.00% 2019                                                                                    1,000            1,023
Health Facs. Auth., Rev. Ref. Bonds (Fairview Obligated Group Project), Series
     1995-A, 7.40% 2023                                                                            3,130            3,469
Health Facs. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004,
     5.25% 2008                                                                                    2,500            2,716
Health Facs. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004,
     5.25% 2011                                                                                    2,500            2,753
Village of Lincolnshire, Special Service Area Number 1, Special Tax Bonds
     (Sedgebrook Project), Series 2004, 6.25% 2034                                                 1,850            1,854
Village of Montgomery, Kane and Kendall Counties, Special Assessment
     Improvement Bonds (Lakewood Creek Project), Series 2001, 7.75% 2030                           3,913            4,337
Village of Robbins, Cook County, Resource Recovery Rev. Bonds (Robbins Resource
     Recovery Partners, L.P. Projects), Series 1999-A, AMT, 8.375% 2016(2)                         3,950                2
Village of Robbins, Cook County, Resource Recovery Rev. Bonds (Robbins Resource
     Recovery Partners, L.P. Projects), Series 1999-B, AMT, 8.375% 2016(2)                         1,545                1
                                                                                                                   83,848

INDIANA -- 1.71%
Dev. Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Inland Steel Co. Project No. 15),
     Series 1997-A, 5.75% 2011                                                                     1,000            1,001
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Charity Obligated Group), Series
     1999-D, 5.25% 2016 (preref. 2009)                                                             2,805            3,166
Health Fac. Fncg. Auth., Hospital Rev. Bonds (The Methodist Hospitals, Inc.),
     Series 2001, 5.25% 2008                                                                       1,325            1,434
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series
     2002-F, 5.50% 2009                                                                            2,305            2,569
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series
     2002-F, 5.50% 2015                                                                            1,000            1,114
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series
     2002-F, 5.50% 2016                                                                            1,000            1,109
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series
     2002-F, 5.00% 2019                                                                            3,450            3,636
Indianapolis Airport Auth., Special Fac. Rev. Bonds (United Air Lines, Inc.,
     Indianapolis Maintenance Center Project), Series 1995-A, AMT, 6.50% 2031(2)                   3,198              352
Indianapolis Airport Auth., Special Fac. Rev. Ref. Bonds (Federal Express Corp.
     Project), Series 2004, AMT, 5.10% 2017                                                        5,000            5,240
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport
     Auth. Project), Series 2004-I, AMT, MBIA insured, 5.25% 2014                                  2,000            2,197
Trustees of Indiana University (The), Indiana University Student Fee Bonds,
     Series O, FGIC insured, 5.375% 2016                                                           2,000            2,314
                                                                                                                   24,132

IOWA -- 0.16%
Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2000-B, AMBAC
     insured, 6.00% 2027                                                                           2,000            2,271

KANSAS -- 0.08%
City of Lenexa (Lakeview Village, Inc. -- Southridge Project), Health Care Fac.
     Rev. Bonds, Series 2002-C, 6.875% 2032                                                        1,000            1,064

KENTUCKY -- 1.52%
City of Ashland, Pollution Control Rev. Ref. Bonds (Ashland Inc. Project),
     Series 1999, 5.70% 2009                                                                       2,500            2,708
City of Ashland, Sewage and Solid Waste Rev. Bonds, Series 1995 (Ashland Inc.
     Project), AMT, 7.125% 2022                                                                    2,200            2,271
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds
     (Appalachian Regional Healthcare, Inc. Project), Series 1997, 5.60% 2008                      1,000            1,021
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds
     (Appalachian Regional Healthcare, Inc. Project), Series 1997, 5.80% 2012                      1,000            1,000
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds
     (Appalachian Regional Healthcare, Inc. Project), Series 1997, 5.85% 2017                      7,000            6,834
City of Maysville, Solid Waste Disposal Facs. Rev. Bonds (Inland Container Corp.
     Project), Series1992, AMT, 6.90% 2022                                                         7,000            7,708
                                                                                                                   21,542

LOUISIANA -- 2.19%
Health Education Auth., Rev. Bonds (Lambeth House Project), Series 1996, 9.00%
     2026 (preref. 2006)                                                                           1,850            2,128
Health Education Auth., Rev. Ref. Bonds (Lambeth House Project), Series 1998-A,
     6.20% 2028                                                                                    5,000            4,967
Parish of Morehouse, Pollution Control Rev. Ref. Bonds, Series 2001-A,
     5.25% 2013                                                                                    2,500            2,702
Parish of West Feliciana, Pollution Control Rev. Bonds (Gulf States Utilities
     Co. Project), Series 1984-II, 7.70% 2014                                                      1,500            1,538
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2030                           14,125           12,625
Village of Hodge, Combined Utility System Rev. Ref. Bonds, Series 2003, AMT,
     7.45% 2024                                                                                    6,000            7,048
                                                                                                                   31,008

MAINE -- 0.36%
Health and Higher Educational Facs. Auth., Rev. Bonds, Piper Shores Issue,
     Series 1999-A, 7.50% 2019                                                                     1,000            1,082
Health and Higher Educational Facs. Auth., Rev. Bonds, Piper Shores Issue,
     Series 1999-A, 7.55% 2029                                                                     2,000            2,154
State Housing Auth., Mortgage Purchase Bonds, Series 2000-C, AMT, 5.95% 2020                       1,700            1,808
                                                                                                                    5,044

MARYLAND -- 1.49%
Anne Arundel County, Econ. Dev. Corp., Rev. Bonds (Golf Course System), Series
     2001, 8.25% 2028                                                                              1,000              932
Anne Arundel County, Special Obligation Bonds (Arundel Mills Project), Series
     1999, 7.10% 2029 (preref. 2009)                                                               1,000            1,209
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.),
     Series 1998, 6.625% 2025                                                                      3,500            3,645
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.),
     Series 2004-A, 5.95% 2030                                                                     3,000            3,016
Frederick County, Subordinate Special Obligation Bonds (Urbana Community Dev.
     Auth.), Series 2004-B, 6.25% 2030                                                             1,000            1,005
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds, Adventist
     HealthCare Issue, Series 2003-A, 5.00% 2012                                                   1,000            1,053
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds, MedStar Health
     Issue, Series 2004, 5.00% 2012                                                                1,000            1,068
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds, MedStar Health
     Issue, Series 2004, 5.75% 2015                                                                2,590            2,868
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds, MedStar Health
     Issue, Series 2004, 5.375% 2024                                                               2,000            2,048
Housing Auth. of Prince George's County, Mortgage Rev. Bonds, Series 1997-A,
     (GNMA Collateralized -- Langley Gardens Apartments Project), 5.75% 2029                       1,000            1,046
Prince George's County (Dimensions Health Corp. Issue), Project and Rev. Ref.
     Bonds, Series 1994, 5.375% 2014                                                               1,250            1,073
Prince George's County, Special Obligation Bonds (Woodview Village Phase II
     Subdistrict), Series 2002, 7.00% 2032                                                         1,980            2,053
                                                                                                                   21,016

MASSACHUSETTS -- 1.65%
Dev. Fin. Agcy., Resource Recovery Rev. Bonds (Waste Management, Inc. Project),
     Series 1999-B, AMT, 6.90% 2029 (put 2009)                                                     1,000            1,141
G.O. Bonds, Consolidated Loan of 2001, Series D, 5.50% 2017                                        5,000            5,818
Health and Educational Facs. Auth., Rev. Bonds, Partners HealthCare System
     Issue, Series C, 6.00% 2015                                                                   1,000            1,142
Industrial Fin. Agcy., Resource Recovery Rev. Ref. Bonds (Ogden Haverhill
     Project), Series 1998-A, AMT, 5.30% 2009                                                      6,300            6,452
Industrial Fin. Agcy., Rev. Bonds, Edgewood Retirement Community Project,
     Series 1995-A, 9.00% 2025 (preref. 2005)                                                      5,400            5,901
Water Resources Auth., General Rev. Bonds, Series 1993-C, AMBAC insured,
     5.25% 2020 (preref. 2004)                                                                     2,795            2,859
                                                                                                                   23,313

MICHIGAN -- 4.44%
Cert. of Part. (New Center Dev. Inc.), MBIA insured, 5.375% 2016 (preref. 2011)                    2,380            2,706
City of Detroit, Limited Tax G.O. Bonds, Series 1995-A, 6.40% 2005                                 1,145            1,167
Econ Dev. Corp. of the County of Delta (The), Environmental Improvement Rev.
     Ref. Bonds (MeadWestvaco-Escanaba Paper Co. Project), Series 2002-A,
     6.25% 2027                                                                                    2,000            2,133
Econ. Dev. Corp. of the County of Midland, Subordinated Pollution Control
     Limited Obligation Rev. Ref. Bonds (Midland Cogeneration Project), Series
     2000-A, AMT, 6.875% 2009                                                                      6,865            7,069
Econ. Dev. Corp. of the Township of Cornell, Environmental Improvement Rev.
     Ref. Bonds (MeadWestvaco-Escanaba Paper Co. Project), Series 2002,
     5.875% 2018                                                                                   2,000            2,147
City of Flint, Hospital Building Auth., Rev. Ref. Bonds (Hurley Medical Center),
     Series 1998-A, 5.00% 2008                                                                     2,030            2,058
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical
     Center), Series 1998-B, 5.375% 2018                                                           1,000              971
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical
     Center), Series 1998-B, 5.375% 2028                                                           3,250            3,045
Hospital Fin. Auth., Hospital Rev. Ref. Bonds, Genesys Health System Obligated
     Group, Series 1995-A, 8.00% 2005 (escrowed to maturity)                                       1,035            1,090
Hospital Fin. Auth., Hospital Rev. Ref. Bonds, Genesys Health System Obligated
     Group, Series 1995-A, 8.10% 2013 (preref. 2005)                                               1,100            1,184
Hospital Fin. Auth., Hospital Rev. Ref. Bonds, Genesys Health System Obligated
     Group, Series 1995-A, 7.50% 2027 (preref. 2005)                                               2,265            2,382
Hospital Fin. Auth., Hospital Rev. Bonds (The Detroit Medical Center Obligated
     Group), Series 1998-A, 5.125% 2018                                                            1,550            1,277
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Hackley Hospital Obligated
     Group), Series 1998-A, 5.30% 2013                                                             1,000            1,028
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System),
     Series 2003-A, 5.50% 2013                                                                     1,000            1,113
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System),
     Series 2003-A, 5.50% 2016                                                                     2,500            2,727
Hospital Fin. Auth., Hospital Rev. Ref. Bonds, Pontiac Osteopathic, Series
     1994-A, 5.375% 2006                                                                           1,050            1,056
Hospital Fin. Auth., Hospital Rev. Ref. Bonds, Pontiac Osteopathic, Series
     1994-A, 6.00% 2014                                                                            1,000            1,001
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sinai Hospital of Greater
     Detroit), Series 1995, 6.00% 2008                                                               820              798
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group),
     Series 2002-C, 5.375% 2023                                                                    1,500            1,587
Housing Dev. Auth., Single-family Mortgage Rev. Bonds, Series 2001-A, AMT,
     MBIA insured, 5.30% 2016                                                                      2,110            2,242
City of Saginaw, Hospital Fin. Auth. Rev. Ref. Bonds (Covenant Medical Center,
     Inc.), Series 2004-G, 5.00% 2010                                                              1,330            1,445
City of Saginaw, Hospital Fin. Auth. Rev. Ref. Bonds (Covenant Medical Center,
     Inc.), Series 2004-G, 5.00% 2014                                                              1,600            1,727
City of Saginaw, Hospital Fin. Auth. Rev. Ref. Bonds (Covenant Medical Center,
     Inc.), Series 2004-G, 5.00% 2015                                                              1,710            1,830
City of Saginaw, Hospital Fin. Auth. Rev. Ref. Bonds (Covenant Medical Center,
     Inc.), Series 2004-G, 5.00% 2017                                                              2,425            2,556
Municipal Bond Auth., Public School Academy Facs. Program Rev. Bonds (Detroit
     Academy of Arts and Sciences Project), Series 2001-A, 7.90% 2021                              3,400            3,547
Municipal Bond Auth., Public School Academy Facs. Program Rev. Bonds (Detroit
     Academy of Arts and Sciences Project), Series 2001-A, 8.00% 2031                              2,300            2,393
State of Michigan and New Center Dev., Inc., Cert. of Part., Series 2004-A,
     MBIA insured, 5.00% 2031 (put 2011)                                                           1,500            1,647
Strategic Fund Limited Obligation Rev. Bonds (United Waste Systems, Inc.
     Project), Series 1995, 5.20% 2010                                                             4,250            4,518
Strategic Fund, Solid Waste Disposal Limited Obligation Rev. Ref. Bonds (Waste
     Management, Inc. Project), Series 2004, AMT, 3.00% 2013 (put 2007)                            1,000              995
Charter County of Wayne (Detroit Metropolitan Wayne County Airport), Rev. Ref.
     Bonds, Series D, AMT, FGIC insured, 5.50% 2013                                                3,000            3,337
                                                                                                                   62,776

MINNESOTA -- 0.10%
Housing and Redev. Auth. of the City of St. Paul and the City of Minneapolis,
     Health Care Fac. Rev. Bonds, Series 2003, 5.25% 2009                                          1,250            1,339

MISSISSIPPI -- 0.25%
G.O. Ref. Bonds, Series 2002-A, 5.50% 2018                                                         1,000            1,182
G.O. Ref. Bonds, Series 2003-A, 5.25% 2017                                                         2,000            2,310
                                                                                                                    3,492

MISSOURI -- 0.44%
Health and Educational Facs. Auth. Rev. Bonds (SSM Health Care), Series 2002-A,
     5.25% 2012                                                                                    2,515            2,792
Transportation Dev. Dist. (Missouri Bottom Road/Taussig Road) (Hazelwood, St.
     Louis County), Transportation Rev. Bonds, Series 2002, 7.20% 2033                             3,300            3,452
                                                                                                                    6,244

MONTANA -- 0.12%
City of Forsyth, Pollution Control Rev. Ref. Bonds, Series 1999-B, AMT, AMBAC
     insured, 5.125% 2034 (put 2008)                                                               1,500            1,620

NEBRASKA -- 0.05%
City of Kearney, Industrial Dev. Rev. Bonds, Series 2003-A, 8.00% 2012                               684              580
City of Kearney, Industrial Dev. Rev. Bonds, Series 2003-B, 0% 2012                                7,943              119
                                                                                                                      699

NEVADA -- 4.02%
Clark County Pollution Control Rev. Ref. Bonds (Southern California Edison Co.),
     AMT, 3.25% 2031 (put 2009)                                                                    2,000            1,992
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area),
     Local Improvement Bonds, Series 1999, 7.00% 2009                                              2,395            2,473
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area),
     Local Improvement Bonds, Series 1999, 7.50% 2019                                             11,140           12,210
Clark County, Special Improvement Dist. No. 132 (Summerlin South Area (Villages
     15A and 18)), Local Improvement Bonds, Series 2001, 6.125% 2011                               1,025            1,059
Clark County, Special Improvement Dist. No. 132 (Summerlin South Area (Villages
     15A and 18)), Local Improvement Bonds, Series 2001, 6.40% 2014                                1,235            1,275
Clark County, Special Improvement Dist. No. 132 (Summerlin South Area (Villages
     15A and 18)), Local Improvement Bonds, Series 2001, 6.50% 2015                                  985            1,017
Clark County, Special Improvement Dist. No. 132 (Summerlin South Area (Villages
     15A and 18)), Local Improvement Bonds, Series 2001, 6.875% 2021                               2,515            2,595
Clark County, Special Improvement Dist. No. 142 (Mountain's Edge), Local
     Improvement Bonds, Series 2003, 5.60% 2013                                                    1,000            1,031
Clark County, Special Improvement Dist. No. 142 (Mountain's Edge), Local
     Improvement Bonds, Series 2003, 5.75% 2014                                                    1,000            1,031
Clark County, Special Improvement Dist. No. 142 (Mountain's Edge), Local
     Improvement Bonds, Series 2003, 6.375% 2023                                                   3,375            3,480
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series
     1998-A, 5.375% 2026                                                                           2,000            2,012
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series
     1999-A, 6.75% 2020                                                                            2,000            2,196
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties),
     Limited Obligation Ref. Bonds, Series 1999-A, 5.75% 2013                                      1,655            1,709
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties),
     Limited Obligation Ref. Bonds, Series 1999-A, 5.90% 2018                                        970            1,001
City of Henderson, Local Improvement Dist. No. T-14 (Anthem Master Planned
     Community), Limited Obligation Improvement Bonds, 5.10% 2012                                  1,000            1,032
City of Henderson, Local Improvement Dist. No. T-14 (Anthem Master Planned
     Community),  Limited Obligation Improvement Bonds, 5.55% 2017                                 2,990            3,084
Housing Division, Single-family Mortgage Bonds, Series 1999-B1, 4.95% 2012                           290              303
Housing Division, Single-family Mortgage Bonds, Series 1999-D2, AMT, 5.90% 2013                      590              622
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local
     Improvement Bonds, Series 2004, 5.75% 2016                                                    2,180            2,246
City of Las Vegas, Special Improvement Dist. No. 808 (Summerlin Area), Local
     Improvement Bonds, Series 2001, 6.40% 2015                                                    1,395            1,439
City of Las Vegas, Special Improvement Dist. No. 808 (Summerlin Area), Local
     Improvement Bonds, Series 2001, 6.75% 2021                                                    1,985            2,047
City of North Las Vegas, Special Improvement Dist. No. 60 (Aliante), Local
     Improvement Bonds, Series 2002, 6.125% 2017                                                   2,715            2,772
City of North Las Vegas, Special Improvement Dist. No. 60 (Aliante), Local
     Improvement Bonds, Series 2002, 6.40% 2022                                                    3,000            3,056
Washoe County, Water Facs. Rev. Ref. Bonds (Sierra Pacific Power Co. Project),
     Series 2001, AMT, 5.00% 2036                                                                  5,000            5,097
                                                                                                                   56,779

NEW HAMPSHIRE -- 0.24%
Business Fin. Auth., 6% Pollution Control Rev. Ref. Bonds (Public Service Co.
     of New Hampshire Project -- 1992 Tax-Exempt Series D), AMT, 6.00% 2021                        2,000            2,100
Health and Education Facs. Auth., Exeter Hospital Obligated Group Issue,
     Series 2001-A, 5.75% 2031                                                                     1,000            1,055
Housing Fin. Auth., Single-family Mortgage Acquisition Rev. Bonds, Series
     1997-D, AMT, 5.60% 2012                                                                         185              195
                                                                                                                    3,350

NEW JERSEY -- 3.19%
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured,
     5.375% 2014                                                                                   4,500            4,998
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured,
     5.375% 2015                                                                                   5,000            5,560
Econ. Dev. Auth., Econ. Dev. Bonds, Kapkowski Road Landfill Reclamation
     Improvement Dist. Project (City of Elizabeth), Series 1998-A, 6.375% 2031
     (preref. 2014)                                                                                3,750            4,639
Econ. Dev. Auth., First Mortgage Rev. Bonds (Fellowship Village Project),
     Series 1998-C, 5.50% 2018                                                                     1,000            1,021
Econ. Dev. Auth., First Mortgage Rev. Bonds (Fellowship Village Project),
     Series 1998-C, 5.50% 2028                                                                     1,500            1,480
Econ. Dev. Auth., First Mortgage Rev. Fixed-Rate Bonds (Fellowship Village
     Project), Series 1995-A, 9.25% 2025 (preref. 2005)                                            2,000            2,065
Econ. Dev. Auth., First Mortgage Rev. Fixed-Rate Bonds (Winchester Gardens at
     Ward Homestead Project), Series 1996-A, 8.50% 2016 (preref. 2006)                             1,000            1,138
Econ. Dev. Auth., First Mortgage Rev. Fixed-Rate Bonds (Winchester Gardens at
     Ward Homestead Project), Series 1996-A, 8.625% 2025 (preref. 2006)                            3,000            3,422
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project),
     Series 1998-A, 5.10% 2008                                                                     1,250            1,294
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project),
     Series 1998-A, 5.20% 2009                                                                     1,000            1,043
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project),
     Series 1998-A, 5.30% 2010                                                                     1,000            1,047
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project),
     Series 1998-A, 5.50% 2018                                                                     1,000            1,018
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project),
     Series 1998-A, 5.50% 2025                                                                     1,000              992
Econ. Dev. Auth., Retirement Community Rev. Bonds (Cedar Crest Village, Inc.
     Fac.), Series 2001-A, 7.25% 2031                                                              2,250            2,308
Econ. Dev. Auth., Retirement Community Rev. Bonds (Cedar Crest Village, Inc.
     Fac.), Series 2001-B, 5.50% 2006                                                              1,345            1,345
Econ. Dev. Auth., Retirement Community Rev. Bonds (Seabrook Village, Inc.
     Fac.), Series 2000-A, 8.25% 2030                                                              9,000            9,756
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series
     2003, 4.375% 2019                                                                             2,000            1,991
                                                                                                                   45,117

NEW MEXICO -- 0.84%
Capital Projects G.O. Bonds, Series 2003, 4.00% 2005                                               4,000            4,030
Dona Ana County, Improvement Dist. Bonds (Santa Teresa Improvement Dist.
     -Airport Road Business Center, Phase III), Series 2001-A, 8.375% 2021                         2,215            2,251
Dona Ana County, Improvement Dist. Bonds (Santa Teresa Improvement Dist.-Border
     Industrial Park, Phase I & II), Series 2001-B, 8.875% 2021                                    5,560            5,599
                                                                                                                   11,880

NEW YORK -- 6.44%
Cert. of Part., City University of New York (John Jay College of Criminal
     Justice Project Ref.), 6.00% 2006                                                             1,475            1,574
Dormitory Auth., Catholic Health Services, Obligated Group Rev. Bonds (St.
     Francis Hospital Project), Series 2004, 4.00% 2008                                            1,410            1,461
Dormitory Auth., Catholic Health Services, Obligated Group Rev. Bonds (St.
     Francis Hospital Project), Series 2004, 4.00% 2009                                            1,000            1,036
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series
     1998-C, 5.00% 2010                                                                            1,930            2,076
Dormitory Auth., Third General Resolution Rev. Bonds (State University
     Educational Facs. Issue), Series 2002-B, 5.25% 2023 (put 2012)                                2,500            2,781
Dormitory Auth., Third General Resolution Rev. Bonds (State University
     Educational Facs. Issue), Series 2002-B, 6.00% 2029 (put 2012)                                4,000            4,638
Housing Fin. Agcy., Health Facs. Rev. Ref. Bonds (New York City), Series
     1996-A, 6.00% 2006                                                                            1,000            1,068
Housing Fin. Agcy., Health Facs. Rev. Ref. Bonds (New York City), Series
     1996-A, 6.00% 2007                                                                            2,000            2,137
Housing Fin. Agcy., Service Contract Obligation Rev. Ref. Bonds, Series 1997-C,
     5.10% 2009                                                                                      800              865
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B,
     5.25% 2012                                                                                    5,000            5,575
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B,
     5.25% 2013                                                                                    1,500            1,667
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B,
     5.25% 2014                                                                                    1,000            1,113
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-C,
     5.50% 2014                                                                                    1,000            1,122
Metropolitan Transportation Auth., State Service Contract Ref. Bonds, Series
     2002-A, 5.125% 2024                                                                           2,000            2,091
City of New York, G.O. Bonds, Fiscal 1998 Series B, 5.25% 2010                                     1,000            1,078
City of New York, G.O. Bonds, Fiscal 2001 Series F, 5.00% 2008                                     2,000            2,173
City of New York, G.O. Bonds, Fiscal 2001 Series F, 5.00% 2009                                     2,510            2,750
City of New York, G.O. Bonds, Fiscal 2002 Series B, 5.50% 2012                                     3,000            3,370
City of New York, G.O. Bonds, Fiscal 2002 Series C, 5.25% 2021                                     1,720            1,826
City of New York, G.O. Bonds, Fiscal 2002 Series G, XLCA insured, 5.50% 2012                       2,475            2,828
City of New York, G.O. Bonds, Fiscal 2004, Series I, 4.50% 2012                                    5,000            5,347
City of New York, G.O. Bonds, Fiscal 2004, Series I, 5.00% 2015                                    5,000            5,466
New York City Industrial Dev. Agcy., Industrial Dev. Rev. Bonds (Brooklyn Navy
     Yard Cogeneration Partners, L.P. Project), Series 1997, AMT, 6.20% 2022                       5,335            5,362
New York City Industrial Dev. Agcy., Solid Waste Disposal Rev. Bonds (1995 Visy
     Paper (NY), Inc. Project), AMT, 7.55% 2005                                                      300              301
New York City, Transitional Fin. Auth., Future Tax Secured Ref. Bonds, Fiscal
     2003 Series B, 5.25% 2029                                                                     4,600            5,085
Onondaga County Industrial Dev. Agcy., Solid Waste Disposal Fac. Rev. Ref.
     Bonds (Solvay Paperboard LLC Project), Series 1998, AMT, 6.80% 2014                           1,500            1,564
Port Auth. of New York and New Jersey, Consolidated Bonds, Series 119, FGIC
     insured, AMT, 5.00% 2006                                                                      3,000            3,161
Port Auth. of New York and New Jersey, Consolidated Bonds, Series 131, AMT,
     5.00% 2009                                                                                    4,525            4,939
Port Auth. of New York and New Jersey, Special Project Bonds, Series 4, AMT,
     KIAC Partners Project, 7.00% 2007                                                               800              829
Port Auth. of New York and New Jersey, Special Project Bonds, Series 4, AMT,
     KIAC Partners Project, 6.75% 2011                                                             4,000            4,181
Suffolk County Industrial Dev. Agcy., Continuing Care Retirement Community Rev.
     Bonds (Peconic Landing at Southhold, Inc. Project), Series 2000-A,
     8.00% 2030                                                                                    2,000            2,106
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2002-B,
     5.25% 2014                                                                                    2,000            2,288
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds
     (Empire State Dev. Corp.), Series 2002-A, 5.00% 2017 (put 2011)                               4,000            4,359
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds
     (Empire State Dev. Corp.), Series 2002-A, 5.50% 2017 (put 2011)                               2,500            2,794
                                                                                                                   91,011

NORTH CAROLINA -- 1.71%
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B,
     6.00% 2026                                                                                    1,000            1,162
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B,
     7.25% 2007                                                                                    1,500            1,644
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B,
     7.00% 2008                                                                                    1,000            1,124
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B,
     6.125% 2009                                                                                   3,950            4,403
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-C,
     7.00% 2007                                                                                    1,000            1,091
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-A,
     5.20% 2010                                                                                    2,000            2,160
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B,
     5.55% 2014                                                                                    1,000            1,074
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B,
     5.70% 2017                                                                                    2,000            2,142
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-D,
     6.75% 2026                                                                                    1,000            1,115
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C,
     5.125% 2014                                                                                   2,000            2,147
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C,
     5.375% 2017                                                                                   1,500            1,611
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-D,
     5.50% 2014                                                                                    1,750            1,942
Municipal Power Agcy. Number 1, Catawba Electric Rev. Bonds, Series 1999-B,
     6.50% 2020                                                                                    1,000            1,117
Municipal Power Agcy. Number 1, Catawba Electric Rev. Bonds, Series 2003-A,
     5.50% 2013                                                                                    1,250            1,394
                                                                                                                   24,126

NORTH DAKOTA -- 0.03%
Housing Fin. Agcy., Rev. Bonds, Series 1998-A, AMT, 5.25% 2018                                       485              492

OHIO -- 1.40%
City of Cleveland, Airport Special Rev. Bonds (Continental Airlines, Inc.
     Project), Series 1998, AMT, 5.375% 2027                                                       2,750            1,796
City of Cleveland, Airport Special Rev. Bonds (Continental Airlines, Inc.
     Project), Series 1999, AMT, 5.70% 2019                                                        1,500            1,099
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners),
     Series 2002-A, 5.50% 2013                                                                     1,075            1,191
County of Lorain, Hospital Facs. Rev. Ref. and Improvement Bonds (Catholic
     Healthcare Partners), Series 2001-A, 5.25% 2008                                               1,000            1,088
County of Lorain, Hospital Facs. Rev. Ref. and Improvement Bonds (Catholic
     Healthcare Partners), Series 2001-A, 5.25% 2010                                               1,000            1,099
County of Montgomery, Hospital Facs. Rev. Bonds (Kettering Medical Center
     Network Obligated Group), Series 1999, 6.75% 2018                                             1,000            1,112
County of Montgomery, Hospital Facs. Rev. Bonds (Kettering Medical Center
     Network Obligated Group), Series 1999, 6.75% 2022                                             1,000            1,098
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health
     System Obligated Group), Series 2000-B, 6.375% 2022                                           1,000            1,084
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health
     System Obligated Group), Series 2000-B, 6.375% 2030                                           1,750            1,872
Higher Educational Fac. Commission, Adjustable Rev. Bonds (Kenyon College 2002
     Project), 5.05% 2037 (put 2016)                                                               3,250            3,510
Higher Educational Fac. Commission, Higher Educational Adjustable Rev. Bonds
     (Kenyon College 2002 Project), 4.95% 2037 (put 2015)                                          1,060            1,140
Water Dev. Auth., Solid Waste Disposal Rev. Bonds (Bay Shore Power Project),
     Series 1998-A, AMT, 5.875% 2020                                                               3,800            3,745
                                                                                                                   19,834

OKLAHOMA -- 0.77%
Langston Econ. Dev. Auth., Student Housing Rev. Bonds (Langston Community Dev.
     Corp. Project), Series 2000-A, 7.40% 2017                                                     2,710            2,667
Langston Econ. Dev. Auth., Student Housing Rev. Bonds (Langston Community Dev.
     Corp. Project), Series 2000-A, 7.75% 2030                                                     6,050            5,953
Trustees of the Tulsa Municipal Airport Trust, Rev. Bonds, Ref. Series 2001-B,
     AMT, 5.65% 2035 (put 2008)                                                                    2,500            2,314
                                                                                                                   10,934

OREGON -- 0.59%
City of Klamath Falls, Electric Rev. Ref. Bonds (Klamath Cogeneration Project),
     Series 1999, 5.75% 2013                                                                       2,000            2,031
City of Klamath Falls, Electric Rev. Ref. Bonds (Klamath Cogeneration Project),
     Series 1999, 5.875% 2016                                                                      3,500            3,510
City of Klamath Falls, Electric Rev. Ref. Bonds (Klamath Cogeneration Project),
     Series 1999, 6.00% 2025                                                                       2,750            2,739
                                                                                                                    8,280

PENNSYLVANIA -- 1.41%
G.O. Bonds, Second Ref. Series of 2002, 5.00% 2005                                                 4,000            4,117
Hospitals and Higher Education Facs. Auth. of Philadelphia, Frankford Hospital,
     Series A, 6.00% 2014 (escrowed to maturity)                                                     465              473
     Series 1997, 5.70% 2009                                                                       1,000            1,038
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 1997-58A, AMT,
     5.85% 2017                                                                                    1,400            1,460
Lehigh County, General Purpose Auth. Rev. Bonds (KidsPeace Obligated Group),
     Series 1998, ACA-CBI insured, 5.70% 2009                                                      1,000            1,057
Montgomery County Industrial Dev. Auth. Retirement Community Rev. Bonds
     (ACTS Retirement Life Communities, Inc. Obligated Group), Series 1996-B,
     5.75% 2017                                                                                    4,000            4,222
Montgomery County Industrial Dev. Auth., Retirement Community Rev. Ref. Bonds
     (ACTS Retirement LifeCommunities, Inc. Obligated Group), Series 1996-A,
     5.875% 2022                                                                                   1,000            1,041
Philadelphia Auth. for Industrial Dev., Rev. Bonds (Cathedral Village Project),
     Series 1998, 5.30% 2007                                                                       1,145            1,167
Philadelphia Auth. for Industrial Dev., Rev. Bonds (Cathedral Village Project),
     Series 1998, 5.50% 2010                                                                       1,000            1,025
Westmoreland County, Health Care Fac. Rev. Bonds (Redstone Presbyterian
     SeniorCare Obligated Group), Fixed Rate Rev. Bonds, Series 2000-B,
     8.125% 2030                                                                                   4,000            4,314
                                                                                                                   19,914

PUERTO RICO -- 0.85%
Commonwealth of Puerto Rico, Public Improvement Ref. G.O. Bonds, Series 2003-C,
     5.00% 2018 (put 2008)                                                                         7,000            7,558
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2036                          1,500            1,684
Public Fin. Corp. (Commonwealth Appropration Bonds), Series 2004-A, 5.75% 2027
     (put 2012)                                                                                    2,500            2,808
                                                                                                                   12,050

RHODE ISLAND -- 0.39%
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds, Lifespan
     Obligated Group Issue, Series 2002, 6.375% 2021                                               1,000            1,077
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds, Lifespan
     Obligated Group Issue, Series 2002, 6.50% 2032                                                3,000            3,195
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 9-B1,
     AMT, 5.55% 2013                                                                               1,270            1,284
                                                                                                                    5,556

SOUTH CAROLINA -- 1.98%
Econ. Dev. Auth., Economic Dev. Rev. Bonds (Waste Management of South Carolina,
     Inc. Project), Series 2001, AMT, 3.30% 2016 (put 2007)                                        2,000            2,000
Georgetown County, Environmental Improvement Rev. Ref. Bonds (International
     Paper Co. Projects), Series 2002-A, 5.70% 2014                                                2,500            2,775
Georgetown County, Pollution Control Rev. Ref. Bonds (International Paper
     Company Projects), Series 1999-A, 5.125% 2012                                                 1,000            1,066
Piedmont Municipal Power Agcy., Electric Rev. Ref. Bonds, Series 1999-A,
     5.25% 2015                                                                                    6,000            6,214
South Carolina Jobs-Econ. Dev. Auth., Hospital Ref. and Improvement Rev. Bonds
     (Palmetto Health Alliance), Series 2003-C, 6.00% 2013                                         2,040            2,265
South Carolina Jobs-Econ. Dev. Auth., Hospital Ref. and Improvement Rev. Bonds
     (Palmetto Health Alliance), Series 2003-C, 6.375% 2034                                        3,500            3,744
South Carolina Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Georgetown Memorial
     Hospital), Series 1998, AMBAC insured, 5.75% 2010                                             1,345            1,479
Tobacco Settlement Rev. Management Auth., Tobacco Settlement Asset-backed Bonds,
     Series 2001-B, 6.00% 2022                                                                     5,500            5,278
York County, Pollution Control Facs. Rev. Bonds (Bowater Inc. Project), Series
     1990, AMT, 7.625% 2006                                                                        3,000            3,107
                                                                                                                   27,928

TENNESSEE -- 2.70%
Fort Sanders Alliance Obligated Group, The Health, Educational and Housing Facs.
     Board of the County of Knox, Hospital Rev. Bonds, Series 1990-A, MBIA
     insured, 6.25% 2013                                                                           1,000            1,189
Health, Educational and Housing Fac. Board of the County of Shelby (Baptist
     Memorial Heath Care), Rev. Bonds, Series 2004-A, 5.00% 2020 (put 2008)                       11,000           11,800
Health, Educational and Housing Fac. Board of the County of Shelby, Hospital
     Rev. Bonds (Methodist Healthcare), Series 2002, 6.00% 2020 (escrowed to
     maturity)                                                                                     1,120            1,321
Health, Educational and Housing Fac. Board of the County of Shelby, Hospital
     Rev. Bonds (Methodist Healthcare), Series 2002, 6.00% 2020 (preref. 2011)                     1,880            2,231
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital
     Rev. Bonds (Wellmont Health System Project), Series 2002, 6.75% 2015                          1,520            1,711
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital
     Rev. Bonds (Wellmont Health System Project), Series 2002, 6.25% 2022                          1,950            2,057
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital
     Rev. Bonds (Wellmont Health System Project), Series 2002, 6.25% 2032                          2,000            2,084
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital
     Rev. Ref. Bonds (Wellmonth Health System Project), Series 2003, RADIAN
     insured, 5.00% 2013                                                                           2,000            2,176
City of Memphis, Electric System Subordinate Rev. Bonds, Series 2003-A,
     5.00% 2005                                                                                    2,500            2,584
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2002, AMT,
     MBIA insured, 5.50% 2010                                                                      1,500            1,674
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds (Federal
     Express Corp.), Series 2001, 5.00% 2009                                                       2,000            2,146
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds (Federal
     Express Corp.), Series 2002, 5.05% 2012                                                       5,735            6,176
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds (Federal
     Express Corp.), Series 2003, AMT, 4.50% 2014                                                  1,000            1,003
                                                                                                                   38,152

TEXAS -- 6.99%
Alliance Airport Auth., Inc., Special Facs. Rev. Bonds (American Airlines, Inc.
     Project), Series 1990, AMT, 7.00% 2011                                                        2,500            1,899
Angelina and Neches River Auth., Pollution Control Rev. Ref. Bonds
     (Temple-Inland Forest Products Corp. Project), Series 1991, 5.65% 2012                        2,000            2,112
Angelina and Neches River Auth., Solid Waste Disposal Rev. Ref. Bonds
     (International Paper Co. Projects), Series 2003-A, AMT, 5.375% 2015                           5,000            5,311
Bell County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Buckner
     Retirement Services, Inc. Obligated Group Project), Series 1998,
     5.25% 2028                                                                                    1,000              997
Brazos River Auth., Collateralized Pollution Control Rev. Ref. Bonds (Texas
     Utilities Electric Co. Project), Series 1995-B, AMT, 5.05% 2030 (put 2006)                    1,925            1,979
Brazos River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Company
     Project), Series 2001-C, AMT, 5.75% 2036 (put 2011)                                           9,745           10,574
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs.
     Rev. Bonds (The Dow Chemical Co. Project), Series 2002-A3, AMT, 4.95%
     2033 (put 2007)                                                                               2,000            2,079
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs.
     Rev. Bonds (The Dow Chemical Co. Project), Series 2002-A4, AMT, 5.20%
     2033 (put 2008)                                                                               7,500            8,002
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint
     Rev. Improvement and Ref. Bonds, Series 2001-A, AMT, FGIC insured,
     5.625% 2011                                                                                   2,000            2,243
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint
     Rev. Improvement and Ref. Bonds, Series 2001-A, AMT, FGIC insured,
     5.75% 2015                                                                                    1,185            1,326
City of Houston, Airport System Subordinate Lien Rev. Bonds, Series 1998-B,
     AMT, FGIC insured, 5.25% 2012                                                                 1,000            1,084
City of Houston, Airport System Subordinate Lien Rev. Bonds, Series 2002-A,
     AMT, FSA insured, 5.625% 2018                                                                 1,825            2,018
City of Houston, Airport System Subordinate Lien Rev. Ref. Bonds, Series
     2001-A, AMT, FGIC insured, 5.50% 2015                                                         2,855            3,140
City of Houston, Health Facs. Dev. Corp. (Buckingham Senior Living Comm., Inc.),
     Series 2004-A, 7.125% 2034                                                                    5,000            5,188
Sabine River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co.
     Project), Series 2001-A, 5.50% 2022 (put 2011)                                                2,645            2,857
City of San Antonio, Airport System Rev. Improvement Bonds, Series 2002, AMT,
     FGIC insured, 5.75% 2016                                                                      1,000            1,121
Donna Independent School Dist. (Hidalgo County), Unlimited Tax School Building
     Bonds, Series 1998, 5.20% 2018                                                                1,000            1,084
Gulf Coast Waste Disposal Auth., Solid Waste Disposal Rev. Bonds (Waste
     Management of Texas, Inc. Denton County Project), Series 2003-B, AMT,
     3.50% 2028 (put 2007)                                                                         1,000            1,008
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann
     Healthcare System), Series 2001-A, 6.375% 2029                                                5,100            5,604
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann
     Heathcare System), Series 2004-A, 5.25% 2010                                                  1,500            1,645
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann
     Healthcare System), Series 2004-A, 5.25% 2014                                                 2,915            3,174
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann
     Healthcare System), Series 2004-A, 5.25% 2015                                                 1,000            1,081
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann
     Healthcare System), Series 2004-A, 5.25% 2016                                                 2,385            2,562
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann
     Healthcare System), Series 2004-A, 5.25% 2017                                                 1,500            1,602
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal
     Hospital), Series 2001-A, 5.50% 2010                                                          1,710            1,880
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal
     Hospital), Series 2001-A, 5.625% 2014                                                         1,500            1,650
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal
     Hospital), Series 2001-A, 5.50% 2020                                                          2,850            3,043
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal
     Hospital), Series 2002, 5.50% 2017                                                            1,045            1,138
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital,
     Inc. Project), Series 1996, 7.00% 2008                                                        1,485            1,574
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital,
     Inc. Project), Series 1996, 6.75% 2016                                                        1,000            1,029
Industrial Dev. Corp. of Port of Corpus Christi, Rev. Ref. Bonds (Valero
     Refining and Marketing Co. Project), Series 1997-C, 5.40% 2018                                1,000            1,033
Industrial Dev. Corp. of Port of Corpus Christi, Rev. Ref. Bonds (Valero
     Refining and Marketing Co. Project), Series 1997-D, AMT, 5.125% 2009                          5,250            5,562
Public Fin. Auth., G.O. Ref. Bonds, Series 1995-A, 6.00% 2014 (preref. 2005)                       2,845            2,896
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series
     2002, 6.00% 2021                                                                                750              808
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series
     2002, RADIAN insured, 5.125% 2017                                                             2,000            2,119
San Antonio Independent School Dist., Unlimited Tax Ref. Bonds, Series 2001-B,
     5.375% 2013                                                                                   1,500            1,689
Tarrant County, Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health
     Care System Project), Series 2002-A, 5.00% 2019                                               2,500            2,610
Tarrant County, Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health
     Care System Project), Series 2002-A, 5.25% 2022                                               2,000            2,100
                                                                                                                   98,821

UTAH -- 1.72%
Housing Corp., Single-family Mortgage Bonds, Series 2001-E, AMT, 5.20% 2018                        2,235            2,332
Housing Corp., Single-family Mortgage Bonds, Series 2001-F, AMT, 4.95% 2018                        1,840            1,891
Housing Corp., Single-family Mortgage Bonds, Series 2002-A, Class III, AMT,
     5.30% 2018                                                                                      925              971
Housing Corp., Single-family Mortgage Bonds, Series 2002-C2, Class III, AMT,
     5.25% 2018                                                                                    3,305            3,502
Housing Corp., Single-family Mortgage Bonds, Series 2002-D2, Class III, AMT,
     5.00% 2018                                                                                    1,400            1,474
Housing Corp., Single-family Mortgage Bonds, Series 2002-E2, AMT, 4.95% 2019                       3,810            3,945
Housing Corp., Single-family Mortgage Bonds, Series 2002-F, AMT, 4.625% 2019                       2,405            2,453
Housing Corp., Single-family Mortgage Bonds, Series 2002-G, AMT, 4.875% 2019                       1,890            1,940
Housing Corp., Single-family Mortgage Bonds, Series 2003-B2, Class III, AMT,
     4.85% 2024                                                                                    1,665            1,700
Housing Corp., Single-family Mortgage Bonds, Series 2003-C, Class III, AMT,
     5.00% 2025                                                                                      980            1,003
Housing Corp., Single-family Mortgage Bonds, Series 2004-H-1, Class III, AMT,
     4.75% 2027                                                                                    1,000              997
Housing Fin. Agcy., Single-family Mortgage Bonds (Federally Insured or
     Guaranteed Mortgage Loans), 1999 Issue D, AMT, 5.60% 2013                                       180              187
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1997-G-2, Class III,
     AMT, 5.60% 2010                                                                                 360              369
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1998-G-2, Class III,
     AMT, 4.90% 2012                                                                                 315              316
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1999-B-2, Class III,
     AMT, 5.10% 2012                                                                                 590              608
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1999-C-2, Class III,
     AMT, 5.60% 2013                                                                                 655              666
                                                                                                                   24,354

VIRGIN ISLANDS -- 0.08%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes) Senior Lien,
     Series 1998-C, 5.50% 2008                                                                     1,000            1,088

VIRGINIA -- 1.26%
Dulles Town Center, Community Dev. Auth. (Loudoun County), Special Assessment
     Bonds (Dulles Town Center Project), Series 1998, 6.25% 2026                                   3,995            4,099
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring
     Village, Inc. Fac.), Series 1999-A, 6.75% 2012                                                1,500            1,620
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring
     Village, Inc. Fac.), Series 1999-A, 7.50% 2029                                                4,000            4,266
Gateway Community Dev. Auth. (Prince William County), Special Assessment Bonds,
     Series 1999, 6.25% 2026                                                                       1,976            2,003
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special
     Assessment Bonds, Series 1999-B, 7.00% 2029                                                     960            1,013
Industrial Dev. Auth. of Henrico County, Solid Waste Disposal Rev. Bonds
     (Browning-Ferris Industries of South Atlantic, Inc. Project), Series 1995,
     AMT, 5.30% 2011 (put 2005)                                                                      500              497
Industrial Dev. Auth. of the County of Charles City, Tax-Exempt Adjustable Mode
     Solid Waste Disposal Rev. Bonds (Waste Management, Inc.), Series 2002,
     AMT, 6.25% 2027 (put. 2012)                                                                   1,000            1,122
County of Isle of Wight, Industrial Dev. Auth., Pollution Control Rev. Ref.
     Bonds (International Paper Co. Projects), Series 2004-A, 4.05% 2014                           1,150            1,135
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2001-A,
     5.25% 2006                                                                                    1,950            2,062
                                                                                                                   17,817

WASHINGTON -- 0.92%
Energy Northwest, Columbia Generating Station Ref. Electric Rev. Bonds, Series
     2003-A, 5.50% 2015                                                                            2,000            2,314
G.O. Improvement and Ref. Bonds, Series 2003, 4.00% 2005                                           2,000            2,033
Various Purpose G.O. Ref. Bonds, Series R-2001A, 5.25% 2005                                        2,000            2,057
Health Care Facs. Auth., Rev. Bonds (Group Health Cooperative of Puget Sound),
     Series 2001, AMBAC insured, 5.375% 2012                                                       1,500            1,686
Port of Seattle, Passenger Fac. Charge Rev. Bonds, Series 1998-B, AMT, AMBAC
     insured, 5.25% 2011                                                                           1,500            1,635
Port of Seattle, Rev. Bonds, Series 2001-B, AMT, FGIC insured, 5.50% 2010                          1,000            1,105
Port of Seattle, Special Fac. Rev. Bonds (SEATAC Fuel Facs. LLC), Series 2003,
     AMT, MBIA insured, 5.00% 2012                                                                 1,000            1,082
Port of Seattle, Subordinate Lien Rev. Bonds, Series 1999-B, AMT, FGIC insured,
     5.50% 2012                                                                                    1,000            1,116
                                                                                                                   13,028

WISCONSIN -- 1.63%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed
     Bonds, 5.50% 2010                                                                               750              762
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed
     Bonds, 5.75% 2012                                                                             1,500            1,517
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed
     Bonds, 6.125% 2027                                                                           10,640           10,335
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health
     Obligated Group), Series 2001, 5.625% 2013                                                    1,000            1,103
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 1998-A,
     5.375% 2017                                                                                   1,400            1,483
Housing and Econ. Dev. Auth., Housing Rev. Bonds, 1993 Series B, AMT,
     5.30% 2006                                                                                      715              723
Milwaukee County, Airport Rev. Bonds, Series 2004-A, AMBAC insured, AMT,
     5.00% 2012                                                                                    1,110            1,201
Milwaukee County, Airport Rev. Bonds, Series 2004-A, AMBAC insured, AMT,
     5.00% 2013                                                                                    1,165            1,257
City of Oconto Falls, Community Dev. Auth., Dev. Rev. Bonds (Oconto Falls
     Tissue, Inc. Project), Series 1997, AMT, 7.75% 2022                                           5,300            3,954
City of Oconto Falls, Community Dev. Auth., Dev. Rev. Bonds (Oconto Falls
     Tissue, Inc. Project), Series 1997, AMT, 8.125% 2022(1)                                         930              716
                                                                                                                   23,051


TOTAL BONDS AND NOTES (cost: $1,251,772,000)                                                                    1,297,738


SHORT-TERM SECURITIES -- 7.12%

City of Atlanta, Georgia, Water and Wastewater Rev. Bonds, Series 2001-C, FSA
     insured, 1.74% 2041(3)                                                                        1,400            1,400
Berkeley County, South Carolina, Exempt Fac. Industrial Rev. Bonds (Amoco
     Chemical Co. Project), Series 1997, AMT, 1.79% 2027(3)                                        1,950            1,950
State of California, Econ. Recovery Bonds, Series 2004-C-10 1.75% 2023(3)                          7,900            7,900
Clark County, Nevada, Industrial Dev. Rev. Bonds (Nevada Cogeneration
     Associates #2 Project), Series 1992, AMT, 1.81% 2022(3)                                       3,400            3,400
District of Columbia, G.O. Bonds, Series 2000-B, Class 1, FSA insured,
     1.75% 2030(3),(4)                                                                            10,300           10,300
Hospital Auth. of Fulton County, Georgia, Rev. Anticipation Certs. (Northside
     Hospital Project), Series 2003-B, 1.68% 2033(3)                                               1,000            1,000
County of Knox, Tennessee, Health, Educational and Housing Facs. Board, Student
     Housing Rev. Bonds (Volunteer Student Housing, LLC Projects), Series 2002,
     1.79% 2034(3)                                                                                 2,400            2,400
State of Louisiana, Offshore Terminal Auth., Deepwater Port Ref. Rev. Bonds
     (LOOP INC. Project), 1.77% 2008(3)                                                            5,000            5,000
State of Louisiana, Parish of Plaquemines, Environmental Rev. Bonds (BP
     Exploration & Oil Inc. Project), Series 1994, AMT, 1.79% 2024(3)                              1,050            1,050
State of Maryland, Econ. Dev. Corp., Multi-Modal Rev. Bonds (United States
     Pharmacopeial Project), Series 2004-A, AMBAC insured, 1.75% 2034(3)                           3,425            3,425
State of Maryland, Health and Higher Educational Facs. Auth., Pooled Loan
     Program Rev. Bonds, Series 1994-D, 1.76% 2029(3)                                              1,160            1,160


                                                                                        Principal amount     Market value
SHORT-TERM SECURITIES                                                                              (000)            (000)

State of Massachusetts, Dev. Fin. Agcy., Solid Waste Disposal Rev. Bonds
     (Wheelabrator Millbury Inc. Project), Series 2002, AMT, 1.78% 2027(3)                         2,000            2,000
Commonwealth of Massachusetts, G.O. Ref. Bonds, Series 1998-A, 1.76% 2016(3)                       8,900            8,900
Massachusetts Bay Transportation Auth., General Transportation System Bonds,
     Variable Rate Demand Obligations, Series 2000, 1.75% 2030(3)                                  7,400            7,400
Montgomery County, Pennsylvania, Industrial Dev. Auth., Pollution Control Rev.
     Ref. Bonds (PECO Energy Co. Project), Series 1994-A, TECP, 1.75% 11/3/2004                    1,000            1,000
State of New York, Housing Fin. Agcy., Saville Housing Rev. Bonds, Series
     2002-A, AMT, 1.78% 2035(3)                                                                    3,700            3,700
State of Ohio, Water Dev. Auth., Solid Waste Rev. Ref. Bonds, (BP Products
     North America Inc. Project -- BP plc, Guarantor), Series 2002, AMT,
     1.79% 2034(3)                                                                                 3,000            3,000
County of Riverside, California, Cert. of Part. ACES (Riverside County Public
     Facs. Project), Series 1985-B, 1.76% 2015(3)                                                  3,900            3,900
Stanislaus, California, Waste-to-Energy Fncg. Agcy., Solid Waste Fac. Ref. Rev.
     Certs. (Ogden Martin Systems of Stanislaus, Inc. Project), Series 2000,
     MBIA insured, 1.75% 2010(3)                                                                  10,000           10,000
State of Tennessee, Public Building Auth. of The City of Clarksville,
     Adjustable Rate Pooled Fncg. Rev. Bonds, Series 2001, 1.75% 2031(3)                           1,000            1,000
State of Tennessee, Public Building Auth. of the City of Clarksville,
     Adjustable Rate Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund),
     Series 2003, 1.75% 2033(3)                                                                    3,825            3,825
State of Tennessee, Public Building Auth. of The City of Clarksville,
     Adjustable Rate Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund),
     Series 2004, 1.75% 2034(3)                                                                    1,700            1,700
State of Tennessee, Public Building Auth. of the County of Montgomery,
     Tennessee, Adjustable Rate Pooled Fncg. Rev. Bonds (Tennessee County Loan
     Pool), Series 2002, 1.75% 2032(3)                                                             1,275            1,275
State of Texas, Guadalupe-Blanco River Authority, Texas, Pollution Control Rev.
     Ref. Bonds (Central Power and Light Company Project), Series 1995,
     1.75% 2015(3)                                                                                   700              700
State of Texas, Gulf Coast Waste Disposal Auth. (Amoco Oil Co. Project),
     Pollution Control Rev. Bonds, Series 1994 AMT, 1.79% 2024(3)                                  1,050            1,050
State of Texas, Gulf Coast Waste Disposal Auth., Environmental Facs. Rev. Bonds
     (BP Amoco Chemical Co. Project), Series 2003-B, AMT, 1.79% 2038(3)                            3,000            3,000
City of Valdez, Alaska, Marine Terminal Rev. Ref. Bonds (BP Pipelines (Alaska)
     Inc. Project), Series 2003 1.74% 2037(3)                                                      1,400            1,400
State of Virginia, Metropolitan Washington Airports Auth., Flexible Term PFC
     Rev. Notes, Series 1999-B, AMT, TECP, 1.75% 11/15/2004                                        2,200            2,200
City of Whiting, Indiana, Environmental Facs. Rev. Ref. Bonds (BP Products
     North America Inc. Project), Series 2002-C, AMT, 1.79% 2034(3)                                2,100            2,100
State of Wyoming, Sweetwater County Pollution Control Rev. Ref. Bonds (Pacific
     Corp. Projects), Series 1988-A, 1.71% 11/3/2004                                               3,500            3,500


TOTAL SHORT-TERM SECURITIES (cost: $100,635,000)                                                                  100,635


TOTAL INVESTMENT SECURITIES (cost: $1,352,407,000)                                                              1,398,373
Other assets less liabilities                                                                                      14,765

NET ASSETS                                                                                                     $1,413,138


(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $15,875,000, which represented 1.12% of the net assets of the fund.
(2) Issuer not making scheduled interest payments; bankruptcy proceedings pending.
(3) Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.
(4) This security, or a portion of this security, has been segregated to cover funding requirements on investment transaction settling in the future.



Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Cert. of Part. = Certificates of Participation
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue


Federal income tax information                          (dollars in thousands)

Gross unrealized appreciation on investment securities                                                   $      60,839
Gross unrealized depreciation on investment securities                                                         (12,640)
Net unrealized appreciation on investment securities                                                            48,199
Cost of investment securities for federal income tax purposes                                                1,350,174


ITEM 2 - Controls and Procedures

The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 301-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND, Inc.

By

/s/ Mark R. Macdonald
-------------------------------------------------------
Mark R. Macdonald, President and PEO

Date: December 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By

/s/ Mark R. Macdonald
-----------------------------------------------------
Mark R. Macdonald, President and PEO

Date: December 29, 2004


By

/s/ Sharon G. Moseley
-----------------------------------------------------
Sharon G. Moseley, Treasurer and PFO

Date: December 29, 2004